UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment:           |X|; Amendment Number: 2
                                                         ---

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Financial Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer              New York, New York             May 19, 2003
-----------------------     --------------------------    ---------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $28,024
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                 Form 13F File Number              Name
1                   28-                               Delta Offshore, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                              Additional Holdings from March 31, 2003

             COLUMN 1             COLUMN  2      COLUMN 3  COLUMN 4         COLUMN 5     COLUMN 6 COLUMN 7       COLUMN 8

                                                           Value   Shares     SH/  Put/  Invstmnt   Other   Voting Authority
              Issuer               Type          Cusip     x 1000  Prn Amt    PRN  Call  Discrtn  Managers  Sole   Shared   None
ISTAR FINANCIAL INC COM STK     COM             45031U101   4,186    143,500  SH          SOLE    0         143,500    0       0
ISTAR FINANCIAL INC COM STK     COM             45031U101   2,179     74,700  SH          SOLE    1          74,700    0       0
MOORE CORP CAD COM NPV          COM             615785102   5,134  1,445,500  SH          SOLE    0       1,445,500    0       0
MOORE CORP CAD COM NPV          COM             615785102   7,846    749,400  SH          SOLE    1         749,400    0       0
PROASSURANCE CORP Com           COM             74267C106   5,791    246,200  SH          SOLE    0         246,200    0       0
PROASSURANCE CORP Com           COM             74267C106   2,888    122,800  SH          SOLE    1         122,800    0       0
             Records 10                   Total Mkt Value  28,024




03388.0002 #405147